PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 115.0%
Asset-Backed Securities 3.3%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006%(c)	07/15/30	856	$855,779
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	07/18/30	318	317,881
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.469(c)	04/20/32	3,208	3,201,276
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	10/21/30	2,207	2,206,920
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	04/20/33	858	857,566
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.583(c)	10/26/31	1,955	1,955,338
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.556(c)	04/15/33	4,500	4,500,000
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31	468	468,247

Total Asset-Backed Securities (cost $14,348,376)				14,363,007
Corporate Bonds 93.9%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	08/15/27	2,075	2,018,227
Sr. Sec’d. Notes, 144A	9.000	09/15/28	675	699,722
				2,717,949
Aerospace & Defense 2.3%
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	900	881,749

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	6.000%	02/15/28	2,600	$2,576,730
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	819	819,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	415	427,450
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	267	266,581
TransDigm, Inc.,
Gtd. Notes(aa)	5.500	11/15/27	3,250	3,235,912
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,005	1,024,638
Sr. Sec’d. Notes, 144A	6.750	08/15/28	450	458,953
				9,691,013
Airlines 1.7%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	750	740,561
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	1,717	1,699,500
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	96,628
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	2,090	2,059,789
Sr. Sec’d. Notes, 144A	4.625	04/15/29	900	845,483
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,320	1,280,400
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	640	624,000
				7,346,361
Apparel 0.6%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	650	598,181
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.625	03/15/27	1,797	1,747,997
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	175	145,768
				2,491,946

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375%	11/13/25	975	$962,817
Sr. Unsec’d. Notes	4.125	08/17/27	400	383,570
Sr. Unsec’d. Notes	4.950	05/28/27	200	195,646
Sr. Unsec’d. Notes	5.125	06/16/25	200	199,826
Sr. Unsec’d. Notes	7.350	11/04/27	850	873,609

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,000	964,843
				3,580,311
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	305	306,525
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	625	610,507
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	1,100	1,104,125
Sr. Sec’d. Notes, 144A	6.250	05/15/26	1,121	1,118,197
Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	50,687

Dana, Inc., Sr. Unsec’d. Notes(aa)	5.375	11/15/27	2,200	2,187,488
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	485	490,473
Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	3,525	3,361,388
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	367,045
				9,596,435
Banks 1.3%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,350	1,340,498
Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	2,600	2,594,098
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	250	267,650

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	1,225	1,270,570
				5,472,816

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 2.0%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000%	03/01/30	130	$124,844
Griffon Corp., Gtd. Notes	5.750	03/01/28	800	789,162
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	1,175	1,084,397
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	735	739,934
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	400	390,596
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,825	1,786,861
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	3,495	3,469,927
				8,385,721
Chemicals 1.7%
Celanese US Holdings LLC,
Gtd. Notes	6.415	07/15/27	150	151,171
Gtd. Notes	6.600	11/15/28	475	479,827
Gtd. Notes	6.800	11/15/30	175	174,891

Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	186	176,488
Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	200	199,288
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.125	10/01/27	1,775	1,779,449
Sr. Sec’d. Notes, 144A	9.750	11/15/28	1,575	1,646,044
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	700	643,990

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A(aa)	3.125	03/15/27	2,025	1,923,750
				7,174,898
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	695	472,600

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 3.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28	321	$316,737
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	1,222	1,225,535
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,200	1,149,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	571,500

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	260	218,680
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	550	493,212
Gtd. Notes, 144A(aa)	4.625	10/01/27	2,850	2,727,740
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	804,109
Gtd. Notes, 144A(aa)	5.750	07/15/27	1,625	1,579,786

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	198,868
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	690	642,873
Herc Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	07/15/27	2,576	2,547,698
Gtd. Notes, 144A	6.625	06/15/29	395	390,186
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	190	158,879
Sr. Sec’d. Notes, 144A	12.625	07/15/29	365	355,103

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	825	761,537
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	925	838,525
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	125	123,159
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	261,607
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	235	238,486
Sr. Sec’d. Notes, 144A	6.625	04/15/30	230	234,503
				15,837,723

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.9%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500%	06/01/31	455	$465,585
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	825	888,387
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,375	1,332,158
Gtd. Notes, 144A	5.125	04/15/29	1,100	1,059,421
				3,745,551
Distribution/Wholesale 0.7%
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,676	2,666,635
RB Global Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	100	101,725
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	175	177,106
				2,945,466
Diversified Financial Services 7.0%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	385	381,631
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	810	853,017
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	120	117,314
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	805	821,080
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	1,100	1,128,523
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	425	428,719
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	1,125	1,177,031
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	340	331,585
Gtd. Notes, 144A	9.250	12/01/28	535	559,075
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	270	265,337
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	475	478,610

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625	10/15/31	400	391,654

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LD Holdings Group LLC, Gtd. Notes, 144A	6.125%	04/01/28	250	$205,531
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A(aa)	6.400	03/26/29	795	814,912
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,050	2,035,793
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,756	1,757,828
Gtd. Notes, 144A	6.500	08/01/29	270	274,550
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	775	744,618
Sr. Unsec’d. Notes	5.000	03/15/27	325	322,083
Sr. Unsec’d. Notes	6.750	06/25/25	950	951,238
Sr. Unsec’d. Notes	6.750	06/15/26	500	504,591
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	450	416,409
Gtd. Notes	6.625	01/15/28	400	402,944
Gtd. Notes	6.750	03/15/32	550	539,355
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,188,415
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29	2,425	2,265,933
Gtd. Notes, 144A	5.375	10/15/25	1,050	1,045,164
Gtd. Notes, 144A	7.875	12/15/29	50	52,127

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	480	466,791
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	1,500	1,515,002
Gtd. Notes, 144A	8.875	01/31/30	365	376,165
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,562	1,507,916
Gtd. Notes, 144A	3.625	03/01/29	1,125	1,048,607

SLM Corp., Sr. Unsec’d. Notes(x)	6.500	01/31/30	160	164,829
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25	1,250	1,244,169
UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	305	302,217
				30,080,763

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 3.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31	500	$461,530
Sr. Sec’d. Notes, 144A(aa)	4.500	02/15/28	2,125	2,077,961
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	2,475	2,449,339
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,682	1,687,083
Gtd. Notes, 144A	3.875	02/15/32	25	22,396
Gtd. Notes, 144A(aa)	5.250	06/15/29	2,200	2,173,515

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	175	170,793
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	4,925	4,883,167
Gtd. Notes, 144A(aa)	5.500	09/01/26	2,700	2,691,098
Gtd. Notes, 144A	5.625	02/15/27	250	249,769
				16,866,651
Electrical Components & Equipment 0.8%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	669	645,412
Gtd. Notes, 144A	6.500	12/31/27	1,500	1,505,160
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	330	334,815
Gtd. Notes, 144A	7.250	06/15/28	1,125	1,139,668
				3,625,055
Electronics 0.2%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	1,000	919,910
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	280	279,072
Entertainment 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	2,925	2,703,262
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,075	1,101,509

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.375%	05/01/26		2,085	$2,088,269
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32		120	122,747
International Game Technology PLC, Sr. Sec’d. Notes, 144A	5.250	01/15/29		550	537,735
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,050	955,024
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		550	499,825

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		1,200	1,136,352
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27		2,025	1,995,762
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29		400	386,057
					11,526,542
Environmental Control 0.8%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		1,025	973,166
Gtd. Notes, 144A	4.375	08/15/29		860	819,382
Gtd. Notes, 144A	4.750	06/15/29		450	435,848
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		120	110,587
Gtd. Notes, 144A	4.875	12/01/29		1,275	1,190,923
					3,529,906
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A(aa)	4.625	01/15/27		2,250	2,226,213
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		1,800	1,690,170
Sr. Sec’d. Notes, 144A	8.000	09/15/28		1,070	1,061,257

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	775	960,461

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125%	01/31/30	275	$258,130
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	1,013	994,597
				7,190,828
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	890	849,952
Sr. Unsec’d. Notes	5.875	08/20/26	395	390,327
				1,240,279
Healthcare-Products 1.3%
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	5,675	5,293,782
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	500	503,975
				5,797,757
Healthcare-Services 3.1%
DaVita, Inc., Gtd. Notes, 144A(aa)	4.625	06/01/30	2,800	2,604,033
HCA, Inc., Gtd. Notes	5.875	02/15/26	4,214	4,224,717
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	400	359,428
Sr. Sec’d. Notes, 144A	8.375	02/15/32	390	397,716
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	903	695,645
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	472	439,662

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,290	1,229,228
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	1,275	1,215,354

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.375%	01/15/30	1,675	$1,588,232
Sr. Sec’d. Notes	4.625	06/15/28	600	584,120
				13,338,135
Home Builders 5.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	1,200	1,112,861
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	1,100	1,096,950

Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	3,775	3,674,298
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(aa)	6.250	09/15/27	3,437	3,370,082
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	775	756,168
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	975	946,952
KB Home, Gtd. Notes	6.875	06/15/27	432	442,536
Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	1,130	1,071,554
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	925	902,854
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,350	3,232,750
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	385	397,549
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,225	1,187,734
Sr. Unsec’d. Notes	4.750	04/01/29	400	376,872

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	837	851,672
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	06/15/27	2,296	2,308,554
Gtd. Notes, 144A	6.625	07/15/27	350	343,572

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes(aa)	5.250%	06/01/27	1,850	$1,842,835
Gtd. Notes	5.700	06/15/28	400	400,632
				24,316,425
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,175	1,020,322
Housewares 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	6.375	05/15/30	1,100	1,001,948
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	575	503,845
Gtd. Notes	4.375	02/01/32	250	218,687
				1,724,480
Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	305	311,439
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29	1,255	1,285,112
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	285	293,893
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	250	252,790
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	1,050	999,807

AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	175	174,754
				3,317,795
Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	620	585,900
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,264

Cogent Communications Group LLC, Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	687,475

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)

Gen Digital, Inc., Gtd. Notes, 144A	6.750%	09/30/27	250	$254,210
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	1,100	1,090,500
				2,803,349
Iron/Steel 1.3%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	170	176,921
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,859	1,870,651
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	630	606,869
Gtd. Notes, 144A	6.875	11/01/29	550	532,957
Gtd. Notes, 144A	7.000	03/15/32	135	127,128
Sr. Unsec’d. Notes, 144A	7.500	09/15/31	165	159,851
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	410	398,778
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,360	1,285,146
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	315	299,288
				5,457,589
Leisure Time 5.1%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,571	4,540,009
Gtd. Notes, 144A	5.750	03/15/30	700	692,125
Gtd. Notes, 144A	7.625	03/01/26	200	200,250
Sr. Sec’d. Notes, 144A	4.000	08/01/28	869	828,809

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	375	374,173
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	675	693,932
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A(aa)	6.750	02/15/27	2,025	2,018,249
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	549	546,348
Sr. Sec’d. Notes, 144A	5.875	02/15/27	1,145	1,136,470
Sr. Sec’d. Notes, 144A	8.125	01/15/29	1,000	1,047,500

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	03/01/30	823	$801,643
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	535	520,287
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	278	286,132
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,025	1,023,719
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,475	1,473,156
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	410	407,181
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	2,050	2,044,875
Gtd. Notes, 144A	6.250	05/15/25	500	499,725
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	875	880,469

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,000	985,000
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	800	784,000
				21,784,052
Lodging 2.9%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	1,004	936,642
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	480	485,184
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,760	4,719,795
Gtd. Notes	5.500	04/15/27	435	433,821
Gtd. Notes	6.125	09/15/29	450	448,282

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	625	603,784
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	1,250	1,237,814
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	3,575	3,458,813
				12,324,135

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000%	05/15/29	200	$191,292
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	175	168,922
				360,214
Machinery-Diversified 1.0%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	175	186,575
Sr. Sec’d. Notes, 144A	7.500	01/01/30	175	181,880

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	900	888,806
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	3,175	3,113,484
				4,370,745
Media 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	910	887,714
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	1,865	1,838,748
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	4,074	4,069,565
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	133,592
Gtd. Notes, 144A	4.125	12/01/30	200	137,010
Gtd. Notes, 144A	5.375	02/01/28	200	174,754
Gtd. Notes, 144A(aa)	5.500	04/15/27	200	185,906
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	92,520
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	146,687
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	175	109,106
Gtd. Notes	7.375	07/01/28	75	50,679
Gtd. Notes	7.750	07/01/26	1,795	1,563,836

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	840	882,499
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)(x)	4.500	09/15/26	3,350	2,895,957
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	200	129,820

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125%	02/15/33	50	$49,544
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	375	363,087
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	1,405	1,366,167

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,400	1,344,546
				16,421,737
Mining 2.2%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	200	206,908
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	200	197,654
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	577	569,066
Sec’d. Notes, 144A	9.375	03/01/29	610	641,262

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	465	466,091
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(aa)	4.500	04/01/26	3,095	3,035,050
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	95	97,138
Novelis Corp.,
Gtd. Notes, 144A(aa)	3.250	11/15/26	3,570	3,465,091
Gtd. Notes, 144A	6.875	01/30/30	405	410,906

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	170	171,622
				9,260,788
Miscellaneous Manufacturing 0.3%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	375	382,489
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	700	721,547
				1,104,036

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 4.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500%	10/01/29		395	$396,584
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		800	937,714
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.375	06/15/26		875	871,109
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		1,080	1,061,033
Gtd. Notes, 144A	8.625	11/01/30		350	338,092

Comstock Resources, Inc., Gtd. Notes, 144A	5.875	01/15/30		600	543,678
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28		775	783,306
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		400	383,000
EQT Corp., Sr. Unsec’d. Notes, 144A	7.500	06/01/27		400	406,574
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,150	1,075,278
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		250	228,457
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		750	726,718

Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		1,550	1,461,671
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		176	173,041
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		211	207,648

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		555	528,229
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29		575	543,375
Gtd. Notes, 144A	5.875	07/15/27		1,374	1,362,706

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		490	498,344
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		307	306,147
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	800	937,184

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/29		265	$247,717
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29		400	411,250
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		146	138,392
Gtd. Notes	5.875	03/15/28		75	74,624
Gtd. Notes	6.000	04/15/27		1,200	1,195,399
Gtd. Notes, 144A	7.000	09/15/28		750	768,087
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		1,435	1,156,596
Gtd. Notes, 144A	8.500	05/15/31		310	240,250
Sr. Sec’d. Notes, 144A	8.750	02/15/30		172	169,420

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		225	210,073
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		75	62,986
					18,444,682
Packaging & Containers 2.6%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		207	4,280
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	399,907
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	440,000

Ball Corp., Gtd. Notes	6.000	06/15/29		770	785,938
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		700	721,153
Sr. Sec’d. Notes, 144A	6.750	04/15/32		375	383,631
Sr. Sec’d. Notes, 144A	6.875	01/15/30		50	51,075

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		415	405,414
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/15/28		500	471,879

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A(aa)	6.000%	09/15/28	2,085	$2,066,277
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	275	227,385
Sr. Sec’d. Notes, 144A	8.625	10/01/31	295	241,103
Sr. Sec’d. Notes, 144A	9.500	11/01/28	175	152,596
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	1,690	1,516,972

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	1,520	1,522,952
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	160	159,750
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	150,971
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28	1,535	1,607,953
				11,309,236
Pharmaceuticals 1.4%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	785	767,337
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	225	201,340
Gtd. Notes, 144A(aa)	6.125	08/01/28	2,075	2,013,868
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	19,062
Gtd. Notes, 144A	5.000	02/15/29	25	15,750
Gtd. Notes, 144A	5.250	01/30/30	50	29,125
Gtd. Notes, 144A	5.250	02/15/31	50	27,000
Gtd. Notes, 144A	6.250	02/15/29	25	16,375
Gtd. Notes, 144A	7.000	01/15/28	50	40,875
Sr. Sec’d. Notes, 144A	4.875	06/01/28	600	487,290
Sr. Sec’d. Notes, 144A(aa)	11.000	09/30/28	805	757,022
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,125	1,061,182
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	425	356,540

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000%	05/15/29	399	$395,546
				6,188,312
Pipelines 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,000	976,371
Gtd. Notes, 144A	5.750	03/01/27	305	304,200

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	330	336,096
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	650	645,544
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	225	234,080
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	425	424,404
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	575	538,679
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	225	215,213
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,364,491
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	300	298,945
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,680	1,439,902
Sr. Sec’d. Notes, 144A	7.000	01/15/30	540	508,802
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,870	2,973,803
Sr. Sec’d. Notes, 144A	9.875	02/01/32	915	930,536
				11,191,066
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	10.500(cc)	01/15/28	1,658	1,687,693
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	262,896
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	275	252,016

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The), (cont’d.)
Gtd. Notes, 144A(aa)	5.375%	08/01/28	3,622	$3,493,760

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	166,117
				5,862,482
Real Estate Investment Trusts (REITs) 3.6%
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28	25	22,369
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	5.000	10/15/27	1,000	890,115
Sr. Sec’d. Notes, 144A	8.500	02/15/32	200	203,679
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	1,060	1,059,820
Sr. Sec’d. Notes, 144A	5.875	10/01/28	575	561,823
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	1,350	1,324,742
Gtd. Notes, 144A	6.500	04/01/32	375	374,015
Gtd. Notes, 144A	7.250	07/15/28	200	205,644
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	1,000	926,265
Sr. Unsec’d. Notes(aa)	3.875	02/15/27	2,750	2,693,158
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	1,300	1,274,247
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	75	74,338
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	250	252,121
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	285	287,479
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	425	441,103
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	287,023
Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	3,325	3,531,159

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26	901	896,442
				15,305,542

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30		350	$317,625
Sec’d. Notes, 144A	4.375	01/15/28		792	764,280
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,100	1,054,625
Sr. Sec’d. Notes, 144A	6.125	06/15/29		465	471,947

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		1,375	1,100,065
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		955	926,583
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		775	814,880
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%(aa)	9.000	12/01/28		2,422	2,489,322
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		2,201	2,331,938
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	200	250,201
Sr. Sec’d. Notes, 144A	12.000	11/30/28		375	412,335
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		600	524,107
Sr. Sec’d. Notes, 144A	4.625	01/15/29		925	857,985

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29		1,875	1,699,539
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		725	685,442
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,025	951,694
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		935	942,941
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		225	223,564
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28		560	544,188
					17,363,261

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750%	04/15/29	175	$170,500
Software 1.9%
Camelot Finance SA, Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26	4,695	4,625,984
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	600	546,022
Sr. Sec’d. Notes, 144A	3.875	07/01/28	500	472,166

SS&C Technologies, Inc., Gtd. Notes, 144A(aa)	5.500	09/30/27	2,500	2,489,620
				8,133,792
Telecommunications 6.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	200	172,000
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(aa)	9.000	09/15/29	2,025	1,893,375
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	25	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	34	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	1,912	1,912,230
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	1,560	1,441,461
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	300	317,158
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	150,104
Sec’d. Notes, 144A	6.000	01/15/30	775	778,796
Sec’d. Notes, 144A	6.750	05/01/29	600	602,825
Sr. Sec’d. Notes, 144A(aa)	5.000	05/01/28	1,925	1,906,255
Sr. Sec’d. Notes, 144A(aa)	5.875	10/15/27	3,598	3,594,594

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A(aa)	7.000	10/15/28	2,700	2,730,375

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	03/15/30	650	$638,885
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	1,530	1,338,056
Sr. Sec’d. Notes, 144A(aa)	10.500	04/15/29	3,050	3,382,173
Sr. Sec’d. Notes, 144A	11.000	11/15/29	149	167,050

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	175	174,609
Sprint LLC, Gtd. Notes(aa)	7.625	03/01/26	5,150	5,217,881
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	310	310,000
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	520	533,178
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	460	490,015
				27,751,020
Transportation 0.7%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	765	783,952
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	555	497,690
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	76,802
Gtd. Notes, 144A	7.125	02/01/32	135	138,148
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,525	1,540,316
				3,036,908

Total Corporate Bonds (cost $403,477,251)				402,876,156
Floating Rate and Other Loans 12.3%
Airlines 0.1%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	300	298,500

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment 1.2%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.822%(c)	05/06/30	1,123	$1,100,203
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.072(c)	01/28/32	675	662,133
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.541(c)	03/30/27	1,884	1,745,997
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	1,028	863,520
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28	262	246,201
Term B Loan, 3 Month SOFR + 5.100%	9.411(c)	11/17/28	400	377,857
				4,995,911
Building Materials 0.2%
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%^	7.467(c)	02/12/32	441	441,000
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.572(c)	02/10/32	225	220,324
				661,324
Chemicals 1.0%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	994	908,638
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	494	464,194
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.952(c)	12/16/31	1,600	1,512,000
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.261(c)	12/31/25	485	460,913
Term Loan	—(p)	10/12/28	692	570,656

Venator Materials LLC, First-Out B Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	07/16/26	488	463,440
				4,379,841

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.9%
Cimpress PLC (Ireland), 2024-2 RefinancingTranche B-1, 1 Month SOFR + 2.500%^	6.822%(c)	05/17/28	963	$957,985
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.313(c)	05/04/28	1,135	1,119,514
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30	668	657,661
Second Out Term Loan, 3 Month SOFR + 4.862%^	9.141(c)	12/31/30	410	339,070

TransUnion Intermediate Holdings, Inc., Term B-9 Loan, 1 Month SOFR + 1.750%	6.072(c)	06/24/31	786	780,575
				3,854,805
Computers 0.9%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.319(c)	03/01/29	3,132	2,923,619
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.030(c)	04/16/29	646	643,370
NCR Atleos LLC, Term A Loan, 1 Month SOFR + 2.500%^	6.801(c)	10/16/28	271	270,619
				3,837,608
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, 2025 Refi Term B Loan, 1 Month SOFR + 2.750%	7.073(c)	08/01/30	346	340,242
Electric 0.1%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	9.799(c)	07/20/28	287	280,193
Electronics 0.1%
Likewize Corp., Closing Date Term Loan, 3 Month SOFR + 5.750%	10.027(c)	08/15/29	395	381,175
Environmental Control 0.0%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)	03/03/32	150	147,750

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.563%(c)	11/04/31	449	$429,050
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	100	97,680
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	1,475	1,326,025
Insurance 2.2%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.322(c)	11/06/30	1,825	1,811,033
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.072(c)	02/15/27	4,418	4,399,418
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.686(c)	12/23/26	596	590,861
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.686(c)	07/31/27	984	961,040
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.572(c)	09/19/30	1,912	1,823,772
				9,586,124
Internet 0.0%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.322(c)	11/30/27	25	24,666
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29	747	1,025,148
Media 0.9%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.256(c)	10/31/27	420	335,707
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.822(c)	01/18/28	2,314	2,249,293

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.686%(c)	09/25/26	297	$256,270
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.686(c)	01/31/29	975	960,375
				3,801,645
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	1,980	1,955,250
Oil & Gas 0.1%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.321(c)	02/11/30	275	272,250
Packaging & Containers 0.7%
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	8.049(c)	09/15/28	3,299	3,186,094
Retail 0.4%
Foundation Building Materials, Inc., Term Loan	—(p)	01/29/31	75	69,188
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.572(c)	01/23/32	741	722,288
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.172(c)	12/17/27	735	723,786
				1,515,262
Software 1.6%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.322(c)	02/15/29	1,806	1,789,556
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 1 Month SOFR + 3.000%	7.322(c)	07/30/31	881	861,828

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Dun & Bradstreet Corporation (The), Incremental B-2 Term, 1 Month SOFR + 2.250%	6.570%(c)	01/18/29	3,636	$3,622,417
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.685(c)	07/14/28	880	749,909
				7,023,710
Telecommunications 0.7%
Connect Finco Sarl (United Kingdom), Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.822(c)	12/11/26	600	595,050
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27	62	60,787
Level 3 Financing, Inc., Term B-3 Loan	—(p)	03/27/32	325	323,883
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.350%	6.786(c)	04/15/29	474	451,883
MLN US HoldCo LLC,
3L Term B Loan, PRIME + 10.250%^	17.750(c)	10/18/27(d)	4	10
Initial Term Loan, 3 Month SOFR + 6.540%^	14.940(c)	10/18/27(d)	21	21
Initial Term Loan (Second Out (First Lien Roll-Up)), PRIME + 7.700%^	15.200(c)	10/18/27(d)	48	120

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.936(c)	03/02/29	623	582,716
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.172(c)	10/01/31	150	150,375
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.436(c)	10/24/29	265	252,652
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	1,018	782,407
				3,199,904

Total Floating Rate and Other Loans (cost $54,124,554)				52,620,157
U.S. Treasury Obligations(k) 1.0%
U.S. Treasury Notes	3.500	09/30/26	200	199,352
U.S. Treasury Notes(h)	3.625	08/31/29	1,965	1,961,162
U.S. Treasury Notes(h)	4.125	02/28/27	300	302,566

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) (Continued)
U.S. Treasury Notes(h)	4.250%	11/30/26	1,840	$1,855,381

Total U.S. Treasury Obligations (cost $4,317,510)				4,318,461

	Shares
Affiliated Exchange-Traded Fund 3.7%
PGIM AAA CLO ETF (cost $15,737,318)(wa)		307,811	15,756,845
Common Stocks 0.8%
Chemicals 0.2%
Cornerstone Chemical Co.*^	9,517	73,281
TPC Group, Inc.*^	4,927	98,540
Venator Materials PLC*^(x)	2,671	667,750
		839,571
Diversified Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada), CVR^	4,527	1
Oil, Gas & Consumable Fuels 0.5%
Heritage Power LLC*(x)	38,525	1,916,619
Heritage Power LLC*(x)	1,694	84,276
Heritage Power LLC*^(x)	44,338	22,169
		2,023,064
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	51,487	360,409
Stonepeak Falcon Holdings, Inc. (Canada)*	83,927	223,034
		583,443

Total Common Stocks (cost $6,177,151)				3,446,079

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^ (cost $11,820)	3,350	$38,655

Total Long-Term Investments (cost $498,193,980)		493,419,360

Short-Term Investment 7.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $31,035,345)(wa)	31,035,345	31,035,345

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 122.2% (cost $529,229,325)		524,454,705
Options Written*~ (0.0)%
(premiums received $22,347)		(16,186)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 122.2% (cost $529,206,978)		524,438,519
Liabilities in excess of other assets(z) (22.2)%		(95,382,014)

Net Assets 100.0%		$429,056,505

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,345,036 and 1.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $135,460,558 segregated as collateral for amount of $100,000,000 borrowed and outstanding as of April 30, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Heritage Power LLC*	11/21/23	$398,982	$1,916,619	0.5%
Heritage Power LLC*	11/21/23	—	84,276	0.0
Heritage Power LLC*^	11/21/23	22,169	22,169	0.0
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa), 4.500%, 09/15/26	12/07/20-04/06/21	3,459,428	2,895,957	0.7
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	05/02/24	82,500	129,820	0.0

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(x) Restricted Securities (continued):
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
SLM Corp., Sr. Unsec’d. Notes, 6.500%, 01/31/30	01/29/25	$159,643	$164,829	0.0%
Venator Materials PLC*^	03/02/21-10/19/23	5,092,913	667,750	0.2
Total		$9,215,635	$5,881,420	1.4%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at April 30, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $259,561)^	264	$259,561	$—	$—
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	2,120	$(6,572)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/18/25	$101.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	1,870	(9,614)
Total Options Written (premiums received $22,347)								$(16,186)
Futures contracts outstanding at April 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
68	2 Year U.S. Treasury Notes	Jun. 2025	$14,154,094	$58,658
428	5 Year U.S. Treasury Notes	Jun. 2025	46,735,593	390,878
8	20 Year U.S. Treasury Bonds	Jun. 2025	933,000	3,871
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	1,573,406	(6,107)
				447,300

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Futures contracts outstanding at April 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
112	10 Year U.S. Treasury Notes	Jun. 2025	$12,568,500	$(186,473)
				$260,827
Forward foreign currency exchange contracts outstanding at April 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/25	JPM	GBP	1,446	$1,925,880	$1,927,491	$1,611	$—
Euro,
Expiring 05/02/25	BNY	EUR	1,281	1,456,769	1,450,861	—	(5,908)
				$3,382,649	$3,378,352	1,611	(5,908)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/25	BOA	GBP	1,446	$1,873,547	$1,927,491	$—	$(53,944)
Expiring 06/03/25	JPM	GBP	1,446	1,926,069	1,927,728	—	(1,659)
Euro,
Expiring 05/02/25	SSB	EUR	1,281	1,389,284	1,450,861	—	(61,577)
Expiring 06/03/25	BNY	EUR	1,281	1,459,577	1,453,698	5,879	—
				$6,648,477	$6,759,778	5,879	(117,180)
						$7,490	$(123,088)

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Credit default swap agreement outstanding at April 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	40,185	4.123%	$1,637,896	$1,688,615	$50,719
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Total return swap agreements outstanding at April 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	06/20/25	1,670	$6,175	$—	$6,175
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.410%	BNP	06/20/25	4,500	(49,320)	—	(49,320)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	06/20/25	71,870	(787,701)	—	(787,701)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	06/20/25	(2,590)	(29,576)	—	(29,576)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	09/20/25	(1,750)	(21,933)	—	(21,933)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	BNP	09/22/25	(880)	1,904	—	1,904
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	12/20/25	(1,100)	(14,839)	—	(14,839)
					$(895,290)	$—	$(895,290)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).